UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund
The fund's portfolio
12/31/09 (Unaudited)

Key to holding's abbreviations
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
LOC -- Letter of Credit
PSFG -- Permanent School Fund Guaranteed
RAN -- Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.6%)
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.21s, 2/1/40 (Bank of Nova
Scotia (LOC)) (M)	VMIG1	$1,000,000	$1,000,000
			1,000,000

California (2.0%)
San Francisco City & Cnty., Multi-Fam. Hsg. VRDN (Post
St. Towers), Ser. A, FHLMC Coll., 0.19s, 8/1/30 (M)	A-1+	1,200,000	1,200,000
			1,200,000

Colorado (4.2%)
CO Hsg. & Fin. Auth. VRDN
(Multi-Fam. - Coventry), Ser. B, FNMA Coll., 0.23s,
10/15/16 (M)	A-1+	200,000	200,000
(Multi-Fam. - Hamptons), Ser. G, FNMA Coll., 0.23s,
10/15/16 (M)	A-1+	900,000	900,000
(Multi-Fam. Loretto), Ser. F, FNMA Coll., 0.23s,
10/15/16 (M)	A-1+	1,450,000	1,450,000
			2,550,000

Georgia (3.6%)
Fayette Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed.
North GA, Inc.), 0.32s, 4/1/28 (Wachovia Bank, N.A.
(LOC)) (M)	A-1+	1,000,000	1,000,000
Roswell, Hsg. Auth. Multi-Fam. VRDN (Rosemont Apt.),
FHLMC Coll., 0.25s, 1/1/34 (M)	A-1+	1,170,000	1,170,000
			2,170,000

Illinois (6.9%)
Channahon, VRDN (Morris Hosp.), Ser. B, 0.23s, 12/1/32
(U.S. Bank, N.A. (LOC)) (M)	A-1+	960,000	960,000
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
0.33s, 7/1/33 (Northern Trust Co. (LOC)) (M)	VMIG1	1,000,000	1,000,000
IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands),
0.27s, 8/1/33 (Northern Trust Co. (LOC)) (M)	A-1+	500,000	500,000
IL Fin. Auth. VRDN (Saint Xavier U.), 0.35s, 10/1/40
(LaSalle Bank, N.A. (LOC)) (M)	A-1	1,760,000	1,760,000
			4,220,000

Indiana (8.2%)
IN Bond Bk. Rev. Bonds, Ser. A, 2s, 1/6/10 (M)	MIG1	1,000,000	1,000,240
IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum
of Art), 0.27s, 2/1/39 (Bank One, N.A. (LOC)) (M)	VMIG1	1,000,000	1,000,000
IN State Fin. Auth. Edl. Fac. VRDN
(Lease Appropriation), Ser. A, 0.23s, 2/1/35 (M)	VMIG1	1,000,000	1,000,000
(Depauw U.), Ser. A, 0.22s, 7/1/36 (Northern Trust Co.
(LOC)) (M)	VMIG1	1,500,000	1,500,000
Purdue U. VRDN (Student Fee), Ser. T, 0.22s, 7/1/27 (M)	VMIG1	485,000	485,000
			4,985,240

Iowa (3.3%)
IA Fin. Auth. RAN (IA Schools), Ser. A, 2 1/2s,
6/23/10 (M)	MIG1	1,000,000	1,009,279
IA State School Cash Antic. Program Rev. Bonds (IA
School Corps.), Ser. B, 3s, 1/21/10 (U.S. Bank, N.A.
(LOC)) (M)	MIG1	1,000,000	1,001,248
			2,010,527

Kansas (2.3%)
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 0.27s, 5/15/30 (JPMorgan
Chase Bank (LOC)) (M)	VMIG1	1,400,000	1,400,000
			1,400,000

Maryland (1.6%)
Johns Hopkins U., Commercial Paper 0.35s, 2/12/10	P-1	1,000,000	1,000,000
			1,000,000

Massachusetts (1.6%)
MA Hlth. & Edl. Fac. Auth. Commerical Paper (Harvard
U.) 0.32s, 6/15/10	P-1	1,000,000	1,000,000
			1,000,000

Michigan (1.6%)
MI State Hosp. Fin. Auth. Commercial Paper 0.32s,
3/12/10	VMIG1	1,000,000	1,000,000
			1,000,000

Minnesota (3.3%)
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 0.32s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC)) (M)	A-1+	700,000	700,000
New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.32s,
8/1/14 (Wells Fargo Bank, N.A. (LOC)) (M)	A-1+	300,000	300,000
U. of MN VRDN, Ser. C, 0.26s, 12/1/36 (M)	VMIG1	1,000,000	1,000,000
			2,000,000

Missouri (4.8%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Deaconess Long-term Care), Ser. B, 0.27s, 5/15/30
(JPMorgan Chase Bank (LOC)) (M)	VMIG1	1,500,000	1,500,000
(Washington U. (The)), Ser. C, 0.18s, 9/1/30 (M)	VMIG1	500,000	500,000
(Sisters of Mercy Hlth.), Ser. C, 0.19s, 6/1/19 (M)	VMIG1	920,000	920,000
			2,920,000

Montana (2.0%)
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.23s, 12/1/25 (M)	VMIG1	1,220,000	1,220,000
			1,220,000

New Hampshire (5.4%)
NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast
Hlth.), Ser. A, 0.32s, 6/1/28 (Bank of America, N.A.
(LOC)) (M)	A-1	1,705,000	1,705,000
NH State Hsg. Fin. Auth. Multi-Fam. VRDN (EQR-Bond
Partnership), FNMA Coll., 0.22s, 9/15/26 (M)	VMIG1	1,600,000	1,600,000
			3,305,000

New Jersey (1.8%)
NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med.
Ctr.), 0.23s, 7/1/24 (TD Bank, N.A. (LOC)) (M)	VMIG1	1,080,000	1,080,000
			1,080,000

New York (0.6%)
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 0.17s, 1/1/35 (HSBC
Bank USA, N.A. (LOC)) (M)	A-1+	200,000	200,000
(Cherry Ridge Assisted Living), 0.17s, 1/1/35 (HSBC
Bank USA, N.A. (LOC)) (M)	A-1+	195,000	195,000
			395,000

North Carolina (10.4%)
Greensboro, VRDN (Pub. Impt.), Ser. B, 0.28s, 2/1/23
(M)	VMIG1	885,000	885,000
NC Cap. Fac. Commercial Paper (Duke U.) 0.23s, 2/3/10	P-1	1,447,000	1,447,000
NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.),
Ser. B, 0.17s, 1/1/18 (M)	VMIG1	1,060,000	1,060,000
Rowan Cnty, Indl. Fac. & Poll. Control Fin. Auth. VRDN
(Rowan Cnty. YMCA), 0.32s, 3/1/22 (Wachovia Bank, N.A.
(LOC)) (M)	VMIG1	335,000	335,000
U. of NC VRDN, Ser. C, 0.23s, 12/1/25 (M)	VMIG1	975,000	975,000
Wake Cnty., VRDN, Ser. A, 0.22s, 3/1/26 (M)	VMIG1	1,600,000	1,600,000
			6,302,000

Ohio (2.4%)
Columbus, Swr. VRDN, Ser. B, 0.24s, 6/1/32 (M)	VMIG1	560,000	560,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 0.22s, 1/1/34 (Barclays Bank
PLC (LOC)) (M)	VMIG1	650,000	650,000
Warren Cnty., Hlth. Care Fac. VRDN (Otterbein Homes),
0.22s, 7/1/31 (U.S. Bank, N.A. (LOC)) (M)	A-1+	230,000	230,000
			1,440,000

Oklahoma (2.0%)
OK State Tpk. Auth. VRDN, Ser. E, 0.2s, 1/1/28 (M)	VMIG1	1,200,000	1,200,000
			1,200,000

Pennsylvania (7.0%)
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 0.22s, 1/1/35 (Barclays Bank,
PLC (LOC)) (M)	VMIG1	850,000	850,000
Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0.23s,
1/1/26 (TD Bank, N.A. (LOC)) (M)	VMIG1	970,000	970,000

Montgomery Cnty., Indl. Dev. Auth. Commercial Paper
0.35s, 3/11/10	P-1	1,000,000	1,000,000
PA State Tpk. Comm. VRDN (Multi-Modal), Ser. A-1,
0.19s, 12/1/22 (M)	VMIG1	1,415,000	1,415,000
			4,235,000

Tennessee (2.6%)
Hendersonville, Indl. Dev. Board Multi-Fam. Hsg. VRDN
(Windsor Park), FNMA Coll., 0 1/4s, 2/15/28 (M)	A-1+	970,000	970,000
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.
Fac. Board VRDN (Vanderbilt U.), Ser. A-1, 0.2s,
10/1/44 (M)	VMIG1	600,000	600,000
			1,570,000

Texas (6.2%)
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.28s,
8/1/35 (M)	A-1	1,000,000	1,000,000
Houston, Indpt. School Dist. VRDN (Schoolhouse), PSFG,
0.23s, 6/15/31 (M)	VMIG1	920,000	920,000
Katy, Indpt. School Dist. VRDN (School Bldg.), PSFG, 0
1/4s, 8/15/33 (M)	VMIG1	900,000	900,000
TX State VRDN (Veterans Hsg. Assistance II), Ser. D,
0.28s, 12/1/36 (Sumitomo Trust & Banking Co. (LOC)) (M)	VMIG1	980,000	980,000
			3,800,000

Virginia (1.3%)
James Cnty., Indl. Dev. Auth. VRDN (Multi Fam. -
Chambrel), FNMA Coll., 0 1/4s, 11/15/32 (M)	A-1+	805,000	805,000
			805,000

Washington (5.6%)
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 0.22s, 1/1/32 (BNP Paribas
(LOC)) (M)	VMIG1	900,000	900,000
WA State Hsg. Fin. Comm. Non Profit VRDN
(Northwest School), 0.28s, 6/1/32 (Bank of America,
N.A. (LOC)) (M)	VMIG1	1,400,000	1,400,000
(St. Vincent De Paul), Ser. A, 0.22s, 2/1/31 (Wells
Fargo Bank, N.A. (LOC)) (M)	A-1+	1,085,000	1,085,000
			3,385,000

Wisconsin (2.8%)
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), Ser. B, 0.2s, 8/15/33 (U.S.
Bank, N.A. (LOC)) (M)	VMIG1	1,700,000	1,700,000
			1,700,000

Wyoming (3.9%)
Gillette, Poll. Control VRDN, 0.24s, 1/1/18 (Barclays
Bank PLC (LOC)) (M)	P-1	1,900,000	1,900,000
Sweetwater Cnty., Poll. Control VRDN (Pacific Corp.),
Ser. A, 0.2s, 7/1/15 (Barclays Bank PLC (LOC)) (M)	VMIG1	500,000	500,000
			2,400,000

TOTAL INVESTMENTS

Total investments (cost $60,292,767)(b)			$60,292,767

NOTES

(a) Percentages indicated are based on net assets of $60,931,048.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

The rates shown on VRDN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2009 (as a percentage of net assets):

Financial	24.7%
Healthcare	19.4
Housing	15.2
Education	14.8

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$60,292,767	$--

Totals by level	$--	$60,292,767	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010